Schedule I - Subsidiary Debt Guarantee (Details 4) (10-K) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
	Dec. 30, 2013	Dec. 30, 2013	Jan. 31, 2007	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2014	Dec. 11, 2014	Dec. 03, 2014
Subsidiary Debt Guarantee Transaction [Line Items]
Interest rates (as a percent)				18.00%	18.00%
Term of debt				5 years
Junior Subordinated Debt [Member]
Subsidiary Debt Guarantee Transaction [Line Items]
Interest rates (as a percent)				6.00%	6.00%
Junior Subordinated Debt [Member] | Guaranty Agreements [Member] | Parent Company [Member]
Subsidiary Debt Guarantee Transaction [Line Items]
Debt instrument, face amount	$ 35,000,000,000	$ 35,000,000,000	$ 35,000,000,000	$ 35,000,000,000
Term of debt	60 years	60 years	60 years
Senior Notes 1999 Indenture [Member] | Guaranty Agreements [Member] | Parent Company [Member]
Subsidiary Debt Guarantee Transaction [Line Items]
Debt instrument, face amount				2,300
Senior Note 7.25 Percent due 2021 [Member] | Guaranty Agreements [Member] | Parent Company [Member]
Subsidiary Debt Guarantee Transaction [Line Items]
Interest rates (as a percent)							7.25%
Senior Note 7.25 Percent due 2021 [Member] | Guaranty Agreements [Member] | OneMain Financial Holdings, Inc. [Member]
Subsidiary Debt Guarantee Transaction [Line Items]
Debt instrument, face amount							$ 80,000,000,000
Interest rates (as a percent)							7.25%
Senior Notes [Member] | Guaranty Agreements [Member] | Parent Company [Member]
Subsidiary Debt Guarantee Transaction [Line Items]
Debt instrument, face amount	$ 5,200	$ 5,200		4,200				$ 70,000,000,000
Senior Notes 5.25 Percent Due 2019 [Member] | Guaranty Agreements [Member] | Parent Company [Member]
Subsidiary Debt Guarantee Transaction [Line Items]
Debt instrument, face amount				70,000				$ 70,000,000,000
Interest rates (as a percent)								5.25%
Senior Note 6.75 Percent due 2019 [Member] | Guaranty Agreements [Member] | Parent Company [Member]
Subsidiary Debt Guarantee Transaction [Line Items]
Interest rates (as a percent)							6.75%
Senior Note 6.75 Percent due 2019 [Member] | Guaranty Agreements [Member] | OneMain Financial Holdings, Inc. [Member]
Subsidiary Debt Guarantee Transaction [Line Items]
Debt instrument, face amount							$ 70,000,000,000
Interest rates (as a percent)							6.75%
Senior Notes 8.250 Percent Due 2023 [Member] | Guaranty Agreements [Member] | Parent Company [Member]
Subsidiary Debt Guarantee Transaction [Line Items]
Interest rates (as a percent)	8.25%	8.25%
Senior Notes 7.750 Percent Due 2021 [Member] | Guaranty Agreements [Member] | Parent Company [Member]
Subsidiary Debt Guarantee Transaction [Line Items]
Interest rates (as a percent)	7.75%	7.75%
Senior Notes 6.00 Percent Due 2020 [Member] | Guaranty Agreements [Member] | Parent Company [Member]
Subsidiary Debt Guarantee Transaction [Line Items]
Interest rates (as a percent)	6.00%	6.00%
Senior Note 6.75 Percent due 2019 [Member] | Senior Note 7.25 Percent due 2021 [Member] | Guaranty Agreements [Member] | OneMain Financial Holdings, Inc. [Member]
Subsidiary Debt Guarantee Transaction [Line Items]
Senior notes				$ 1,500	$ 1,500
Medium Term 6.50 Percent Notes Due 2017 [Member] | Medium-term Notes [Member]
Subsidiary Debt Guarantee Transaction [Line Items]
Interest rates (as a percent)						6.50%
Medium Term 6.50 Percent Notes Due 2017 [Member] | Medium-term Notes [Member] | Springleaf Finance Corporation [Member]
Subsidiary Debt Guarantee Transaction [Line Items]
Interest rates (as a percent)						6.50%
Senior Notes 5.25 Percent Due 2019 [Member] | Medium-term Notes [Member] | Springleaf Finance Corporation [Member]
Subsidiary Debt Guarantee Transaction [Line Items]
Debt instrument, face amount						$ 70,000,000,000
Medium Term 6.90 Percent Notes Due 2017 [Member] | Medium-term Notes [Member] | Springleaf Finance Corporation [Member]
Subsidiary Debt Guarantee Transaction [Line Items]
Interest rates (as a percent)						6.90%